ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Receivables [Abstract]
Balance at beginning of year	$ 217,244	[1]	$ 268,413		$ 333,792
(Reversal of) provision for credit losses	(3,869)		(892)		6,426
Write-offs, net of recoveries	(56,805)		(49,608)		(69,712)
Effect of exchange rate	(330)		(669)		(2,093)
Balance at end of year	$ 156,240	[1]	$ 217,244	[1]	$ 268,413

[1]	As of December 31, 2023 and 2022, the allowances for credit losses of $2,377 and $14,966 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.